ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Warranty terms (Details)	12 Months Ended
Dec. 31, 2019 km
Electric motor
Warranty terms
Warranty term	24 months
Kilometer covered under warranty	30,000
Lithium-ion battery packs, model 1
Warranty terms
Warranty term	24 months
Kilometer covered under warranty	20,000
Lithium-ion battery packs, model 2
Warranty terms
Warranty term	36 months
Kilometer covered under warranty	30,000
Minimum
Warranty terms
Warranty term	6 months
Minimum | Smart electric-scooters
Warranty terms
Warranty term	6 months
Maximum
Warranty terms
Warranty term	3 years
Maximum | Smart electric-scooters
Warranty terms
Warranty term	24 months